SEGMENT DISCLOSURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 116	$ 299	$ 224
Property and equipment	25	33	1
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1	1	5
Property and equipment			1
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	90	276	197
Property and equipment	25	33
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	24	22	21
Property and equipment